Acquisitions (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Acquisition Activity
The Company acquired one business in the six months ended June 30, 2020, and the related total consideration was as follows:

Six months ended June 30,

Total consideration	2020

Business acquired	121

Less: Cash acquired	(1)

Business acquired, net of cash	120

Contingent consideration payments	2

122

Summary of Brief Description of the Acquisition
The following provides a brief description of the acquisition completed during the six months ended June 30, 2020:

Date	Company	Acquiring Segment	Description
March 2020	Pondera Solutions	Legal Professionals	A provider of technology and advanced analytics to combat fraud, waste and abuse in healthcare and large government programs.

Summary of Net Assets Acquired
The details of net assets acquired were as follows:

Six months ended June 30,

2020
Cash and cash equivalents	1
Trade receivables	3
Current assets	4
Computer software	16
Other identifiable intangible assets	6
Total assets	26
Payables and accruals	(2)
Deferred revenue	(1)
Other financial liabilities	(2)
Current liabilities	(5)
Provisions and other non-current liabilities	(1)
Deferred tax	(3)
Total liabilities	(9)
Net assets acquired	17
Goodwill	104
Total	121